Fees Summary	Sep. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,749,170.00
Previously Paid Amount	0.00
Total Fee Amount	3,800.58
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 3,800.58
Narrative - Max Aggregate Offering Price	$ 25,749,170.00
Final Prospectus	true